Acquisitions (Details) - USD ($) $ in Thousands					6 Months Ended
	Oct. 15, 2021	Aug. 30, 2021	Aug. 06, 2021	Jan. 26, 2021	Jul. 03, 2021
Acquisitions
Cash consideration					$ 20,059
FNS
Acquisitions
Membership interests purchased (in percent)				100.00%
Cash consideration				$ 20,059
Equity Value				2,000
Maximum additional payment				20,000
Fair value of contingent consideration				$ 8,200
Broken Arrow
Acquisitions
Cash consideration			$ 5,000
Period for EBITDA threshold (in months)			5 months
Maximum additional payment			$ 10,000
Fair value of contingent consideration			$ 7,552
Concurrent
Acquisitions
Membership interests purchased (in percent)		100.00%
Cash consideration		$ 13,828
Equity Value		6,000
Acquisition debt		14,143
Maximum additional payment		30,000
Fair value of contingent consideration		$ 7,000
Urban Cable
Acquisitions
Membership interests purchased (in percent)	100.00%
Cash consideration	$ 8,436
Equity Value	4,000
Fair value of contingent consideration	$ 3,450